T. ROWE PRICE Georgia Tax-Free Bond Fund
November 30, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.6%
GEORGIA 93.4%
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/33  1,455 1,488
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series B, VRDN, 1.10%, 7/1/35  200 200
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 812
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  3,870 3,945
Atlanta Airport Passenger Fac. Charge, Series C, 5.00%, 7/1/40  1,500 1,611
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 4,000 3,870
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/39 (1) 5,000 4,805
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 7,580 7,247
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/38 (1) 1,000 963
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/42 (1) 1,000 944
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  225 119
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  1,555 824
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  550 291
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,046
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 314
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,297
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  2,035 2,104
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  6,120 6,303
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 539
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 656
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (2) 1,615 1,406
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (2) 1,610 1,373
Atlanta Water & Wastewater, 5.00%, 11/1/40  7,290 7,573
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 2,993
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (3) 350 366
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (4) 300 320

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 504
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 729
Augusta Airport, Series A, 5.00%, 1/1/30  645 658
Augusta Airport, Series A, 5.00%, 1/1/31  275 281
Augusta Airport, Series A, 5.00%, 1/1/32  550 561
Augusta Airport, Series A, 5.00%, 1/1/34  585 596
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,524
Bartow County Dev. Auth., VRDN, 1.40%, 11/1/62 (1) 3,100 3,100
Bartow County Dev. Auth., VRDN, 1.45%, 11/1/62 (1) 300 300
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  6,015 5,912
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  5,500 5,273
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,588
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,142
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.40%, 7/1/49  3,450 3,450
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.45%, 11/1/52 (1) 5,500 5,500
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 1.60%, 11/1/52  500 500
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN, PCR,
2.25%, 10/1/32 (Tender 5/25/23)  1,550 1,538
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN, PCR,
2.25%, 10/1/32 (Tender 5/25/23)  500 496
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/45  2,550 2,498
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/50  2,925 2,800
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 284
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 534
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41  3,000 3,056
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 1,881
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,089
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,123
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (5) 235 240
Clarke County Classic Center Auth., Classic Center Arena Project,
3.00%, 5/1/61  2,000 1,445
Clarke County Classic Center Auth., Classic Center Arena Project,
4.00%, 5/1/52  3,000 2,853
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.125%, 5/1/54  3,000 2,857

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Clarke County Classic Center Auth., Classic Center Arena Project,
Series A, 4.25%, 5/1/61  1,750 1,653
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,188
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 1,798
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/35  950 955
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/52  9,700 8,792
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/50  1,500 1,509
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  1,000 1,004
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30  2,200 2,208
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  3,000 3,066
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 829
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 620
Dalton, GO, 5.00%, 2/1/42  500 534
Dalton, GO, 5.00%, 2/1/48  3,500 3,699
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/32  1,250 1,330
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/33  1,190 1,264
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/34  400 405
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/36  900 904
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/37  1,000 1,002
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/41  1,385 1,359
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 5.00%, 8/15/32  900 970
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 789
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,095
DeKalb County Water & Sewerage, Series A, 5.25%, 10/1/41  4,365 4,370
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (6) 1,980 2,109
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (6) 4,330 4,698
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  5,140 5,504
Forsyth County School Dist., GO, 5.00%, 2/1/31  3,250 3,478
Forsyth County School Dist., GO, 5.00%, 2/1/38  1,000 1,088
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center and Technology Square Projects, Series B,
5.00%, 11/1/31  3,020 3,308

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fulton County Dev. Auth., Piedmont Healthcare Project, Series A,
4.00%, 7/1/49  1,695 1,554
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  4,150 4,180
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,425
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,445
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 3.00%, 4/1/24 (2) 500 484
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (2) 1,000 737
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (2) 1,000 666
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (2) 1,550 1,223
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,496
Gainesville & Hall County Dev Auth., Active Retirement
Communities, Series A, 6.25%, 9/1/52 (2) 1,250 1,093
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  12,000 10,807
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (4) 3,000 3,169
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,731
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (2) 250 221
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  3,150 2,898
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  6,925 5,609
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (2) 1,240 1,028
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  1,185 1,186
Georgia Ports Auth., 4.00%, 7/1/47  3,675 3,558
Georgia Ports Auth., 4.00%, 7/1/51  3,500 3,312
Georgia Ports Auth., 4.00%, 7/1/52  1,000 944
Georgia Ports Auth., 5.00%, 7/1/47  3,490 3,836
Georgia Private Colleges & Univ. Auth., Emory Univ., Series B,
4.00%, 9/1/40  1,450 1,455
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/34  4,110 4,190
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,401
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 3,056
Lagrange Dev. Auth., Lagrange College Project, 5.00%, 10/15/52  1,200 1,052
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (2) 1,710 1,710

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (2) 1,000 1,003
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,210
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 205
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  4,705 4,732
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 2,000
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,237
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 7/1/52 (Tender 9/1/27)  5,000 5,009
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 9/1/52 (Tender 12/1/29)  3,000 2,913
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,818
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  1,575 1,625
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,606
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,000 1,955
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 3.354%, 8/1/48 (Tender
12/1/23)  2,000 1,986
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  5,570 5,777
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43
(Prerefunded 7/1/25) (4) 5,000 5,296
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%,
7/1/45  5,000 5,214
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
4.00%, 7/1/44  5,475 5,475
Municipal Electric Auth. of Georgia, Plant Vogtle Project, 4.50%,
7/1/63  3,435 3,381
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
4.50%, 7/1/63  2,000 1,885
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/40  1,000 1,033
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/41  1,190 1,223
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 7/1/42  1,000 1,026
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  3,610 3,617

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.50%, 7/1/60  5,015 5,078
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (7) 1,000 1,048
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,559
Municipal Electric Auth. of Georgia, Project 1, Series A, 4.00%,
1/1/39  3,130 2,948
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  4,440 4,543
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/46  1,975 1,995
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/43  2,000 2,021
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/46  5,075 5,263
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  5,295 5,300
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  4,405 4,648
Private Colleges & Univ. Auth., Mercer Univ., 4.00%, 10/1/50  4,100 3,652
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 578
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/39  1,000 969
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  1,000 964
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  5,500 5,234
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,000 2,114
Rockdale County Dev. Auth., Pratt Paper Project, 4.00%,
1/1/38 (1)(2) 4,000 3,611
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (4) 1,000 1,048
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
4.00%, 7/1/43  1,700 1,635
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/29  50 51
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/30  3,105 3,144
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  220 223
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/43  425 480
Walton County Water & Sewer Auth., Hard Labor Creek, 5.25%,
2/1/47  1,000 1,120

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Walton County Water & Sewer Auth., Hard Labor Creek, Series A,
5.00%, 2/1/36 (Prerefunded 2/1/26) (4) 1,050 1,125
378,292
PUERTO RICO 5.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8)(9) 2,050 933
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 745 737
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (2) 500 478
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  128 118
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 271
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,954 1,698
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  700 595
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  296 247
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  403 323
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  419 322
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  214 215
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  428 434
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 693
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  747 764
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  720 738
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)(10) 10 7
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (9)(10) 810 612
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (9)
(10) 100 74
Puerto Rico Electric Power Auth., Series CCC, 5.00%, 7/1/27 (9)
(10) 15 11
Puerto Rico Electric Power Auth., Series CCC, 5.25%, 7/1/28 (9)
(10) 35 26
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)(10) 40 29
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)(10) 170 125
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)(10) 55 41
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)(10) 70 52
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)(10) 420 310

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(10) 425 313
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(10) 75 56
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(10) 35 26
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)(10) 15 11
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (9)(10) 375 278
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)(10) 40 30
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)(10) 30 22
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)(10) 10 7
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)(10) 20 15
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (9)(10) 175 129
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)(10) 40 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)(10) 140 103
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)(10) 40 30
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)(10) 15 11
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  168 156
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  4,327 3,943
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  6,014 5,691
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  391 353
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  261 236
21,293
Total Investments in Securities 98.6%
(Cost $417,134) $ 399,585
Other Assets Less Liabilities 1.4% 5,636
Net Assets 100.0% $ 405,221
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$15,770 and represents 3.9% of net assets.
(3) Escrowed to maturity
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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(8) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(9) Non-income producing
(10) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
FRN Floating Rate Note
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

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Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

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Valuation Inputs   On November 30, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F92-054Q3 11/22